Customers, Traders and Power Transport Concession Holders - Summary of Changes in Provision for Doubtful Accounts (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	R$ 660	R$ 625	R$ 650
Additions, net	248	382	175
Written off	(340)	(347)	(200)
Ending balance	R$ 568	R$ 660	R$ 625